Business Combinations, Divestitures and Discontinued Operations and Selected Financial Information by Reportable Segment and Line of Business - Summary of Net Sales by Product and Geographic Segment (Detail) - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenues		$ 17,388	$ 15,577	$ 14,379
Net sales, continuing and discontinued operations		17,388	15,577	14,379
Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		16,904	15,137	14,009
Mexico [member]
Disclosure of geographical areas [line items]
Revenues		4,855	3,642	3,324
Mexico [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		4,855	3,642	3,324
United States [member]
Disclosure of geographical areas [line items]
Revenues		5,338	5,034	4,355
United States [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		5,338	5,034	4,355
United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues		992	982	940
United Kingdom [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		992	982	940
France [member]
Disclosure of geographical areas [line items]
Revenues		842	781	863
France [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		842	781	863
Germany [member]
Disclosure of geographical areas [line items]
Revenues		447	439	429
Germany [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		447	439	429
Poland [member]
Disclosure of geographical areas [line items]
Revenues		466	415	399
Poland [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		466	415	399
Spain [member]
Disclosure of geographical areas [line items]
Revenues		411	346	334
Spain [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		411	346	334
Philippines [member]
Disclosure of geographical areas [line items]
Revenues		312	379	424
Philippines [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	312	379	424
Israel [member]
Disclosure of geographical areas [line items]
Revenues		794	840	785
Israel [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		794	840	785
Rest of EMEAA [member]
Disclosure of geographical areas [line items]
Revenues		766	706	613
Rest of EMEAA [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		766	706	613
Colombia [member]
Disclosure of geographical areas [line items]
Revenues		458	429	437
Colombia [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues	[2]	458	429	437
Panama [member]
Disclosure of geographical areas [line items]
Revenues		132	115	98
Panama [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues	[2]	132	115	98
Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues		317	294	273
Caribbean TCL [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues	[3]	317	294	273
Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues		360	342	291
Dominican Republic [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		360	342	291
Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues		414	393	444
Rest of South, Central America and the Caribbean [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues	[2]	414	393	444
Other Activities [member]
Disclosure of geographical areas [line items]
Revenues		484	440	370
Operating segments [member] | Cement segment [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		8,861	8,014	7,320
Operating segments [member] | Cement segment [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues		3,378	2,663	2,412
Operating segments [member] | Cement segment [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues		1,988	2,017	1,731
Operating segments [member] | Cement segment [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues		315	312	270
Operating segments [member] | Cement segment [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues		227	220	210
Operating segments [member] | Cement segment [member] | Poland [member]
Disclosure of geographical areas [line items]
Revenues		331	282	272
Operating segments [member] | Cement segment [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues		326	281	256
Operating segments [member] | Cement segment [member] | Philippines [member]
Disclosure of geographical areas [line items]
Revenues		311	378	423
Operating segments [member] | Cement segment [member] | Rest of EMEAA [member]
Disclosure of geographical areas [line items]
Revenues		551	504	423
Operating segments [member] | Cement segment [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues		316	296	309
Operating segments [member] | Cement segment [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues		128	119	103
Operating segments [member] | Cement segment [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues		316	297	271
Operating segments [member] | Cement segment [member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues		301	285	240
Operating segments [member] | Cement segment [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues		373	360	400
Operating segments [member] | Concrete segment [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		7,116	6,374	5,732
Operating segments [member] | Concrete segment [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues		1,397	925	733
Operating segments [member] | Concrete segment [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues		3,070	2,871	2,479
Operating segments [member] | Concrete segment [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues		344	329	311
Operating segments [member] | Concrete segment [member] | France [member]
Disclosure of geographical areas [line items]
Revenues		656	622	682
Operating segments [member] | Concrete segment [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues		171	186	204
Operating segments [member] | Concrete segment [member] | Poland [member]
Disclosure of geographical areas [line items]
Revenues		169	160	154
Operating segments [member] | Concrete segment [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues		119	99	93
Operating segments [member] | Concrete segment [member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues		662	718	657
Operating segments [member] | Concrete segment [member] | Rest of EMEAA [member]
Disclosure of geographical areas [line items]
Revenues		288	260	232
Operating segments [member] | Concrete segment [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues		163	137	130
Operating segments [member] | Concrete segment [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues		30	27	16
Operating segments [member] | Concrete segment [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues		5	4	5
Operating segments [member] | Concrete segment [member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues		24	20	16
Operating segments [member] | Concrete segment [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues		18	16	20
Operating segments [member] | Aggregates segment [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		2,976	2,639	2,421
Operating segments [member] | Aggregates segment [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues		399	261	208
Operating segments [member] | Aggregates segment [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues		1,347	1,202	1,005
Operating segments [member] | Aggregates segment [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues		376	371	377
Operating segments [member] | Aggregates segment [member] | France [member]
Disclosure of geographical areas [line items]
Revenues		356	332	397
Operating segments [member] | Aggregates segment [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues		91	81	65
Operating segments [member] | Aggregates segment [member] | Poland [member]
Disclosure of geographical areas [line items]
Revenues		44	41	38
Operating segments [member] | Aggregates segment [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues		41	34	31
Operating segments [member] | Aggregates segment [member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues		200	213	199
Operating segments [member] | Aggregates segment [member] | Rest of EMEAA [member]
Disclosure of geographical areas [line items]
Revenues		52	48	47
Operating segments [member] | Aggregates segment [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues		48	40	36
Operating segments [member] | Aggregates segment [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues		9	7	5
Operating segments [member] | Aggregates segment [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues		8	6	7
Operating segments [member] | Aggregates segment [member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues			0
Operating segments [member] | Aggregates segment [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues		5	3	6
Operating segments [member] | All other segments [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		178	209	236
Operating segments [member] | All other segments [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues		13	14	14
Operating segments [member] | All other segments [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues		14	12	13
Operating segments [member] | All other segments [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues		22	27	53
Operating segments [member] | All other segments [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues		62	71	69
Operating segments [member] | All other segments [member] | Poland [member]
Disclosure of geographical areas [line items]
Revenues			1	1
Operating segments [member] | All other segments [member] | Philippines [member]
Disclosure of geographical areas [line items]
Revenues		1		1
Operating segments [member] | All other segments [member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues		2	21	27
Operating segments [member] | All other segments [member] | Rest of EMEAA [member]
Disclosure of geographical areas [line items]
Revenues		23	26	21
Operating segments [member] | All other segments [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues		22	19	21
Operating segments [member] | All other segments [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues		4	2	1
Operating segments [member] | All other segments [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues		4	5	6
Operating segments [member] | All other segments [member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues		10	10	8
Operating segments [member] | All other segments [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues		1	1	1
Operating segments [member] | All other segments [member] | Other Activities [member]
Disclosure of geographical areas [line items]
Revenues		484	440	370
Operating segments [member] | Urbanization solutions [Member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		2,435	2,086	1,877
Operating segments [member] | Urbanization solutions [Member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues		1,163	843	810
Operating segments [member] | Urbanization solutions [Member] | United States [member]
Disclosure of geographical areas [line items]
Revenues		694	697	558
Operating segments [member] | Urbanization solutions [Member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues		201	206	200
Operating segments [member] | Urbanization solutions [Member] | France [member]
Disclosure of geographical areas [line items]
Revenues		17	15	6
Operating segments [member] | Urbanization solutions [Member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues		38	32	30
Operating segments [member] | Urbanization solutions [Member] | Poland [member]
Disclosure of geographical areas [line items]
Revenues		6	4	6
Operating segments [member] | Urbanization solutions [Member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues		25	25	23
Operating segments [member] | Urbanization solutions [Member] | Philippines [member]
Disclosure of geographical areas [line items]
Revenues		3	4	4
Operating segments [member] | Urbanization solutions [Member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues		116	97	89
Operating segments [member] | Urbanization solutions [Member] | Rest of EMEAA [member]
Disclosure of geographical areas [line items]
Revenues		17	18	14
Operating segments [member] | Urbanization solutions [Member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues		54	62	58
Operating segments [member] | Urbanization solutions [Member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues		12	13	7
Operating segments [member] | Urbanization solutions [Member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues		1	2	4
Operating segments [member] | Urbanization solutions [Member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues		60	46	44
Operating segments [member] | Urbanization solutions [Member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues		28	22	24
Elimination of intersegment amounts [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues		(4,662)	(4,185)	(3,577)
Elimination of intersegment amounts [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues		(1,495)	(1,064)	(853)
Elimination of intersegment amounts [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues		(1,775)	(1,765)	(1,431)
Elimination of intersegment amounts [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues		(266)	(263)	(271)
Elimination of intersegment amounts [member] | France [member]
Disclosure of geographical areas [line items]
Revenues		(187)	(188)	(222)
Elimination of intersegment amounts [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues		(142)	(151)	(149)
Elimination of intersegment amounts [member] | Poland [member]
Disclosure of geographical areas [line items]
Revenues		(84)	(73)	(72)
Elimination of intersegment amounts [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues		(100)	(93)	(69)
Elimination of intersegment amounts [member] | Philippines [member]
Disclosure of geographical areas [line items]
Revenues		(3)	(3)	(4)
Elimination of intersegment amounts [member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues		(186)	(209)	(187)
Elimination of intersegment amounts [member] | Rest of EMEAA [member]
Disclosure of geographical areas [line items]
Revenues		(165)	(150)	(124)
Elimination of intersegment amounts [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues		(145)	(125)	(117)
Elimination of intersegment amounts [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues		(51)	(53)	(34)
Elimination of intersegment amounts [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues		(17)	(20)	(20)
Elimination of intersegment amounts [member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues		(35)	(19)	(17)
Elimination of intersegment amounts [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues		$ (11)	$ (9)	$ (7)

[1]	Cemex’s operations in the Philippines are mainly conducted through Cemex Holdings Philippines, Inc. (“CHP”), a Philippine company whose shares trade on the Philippines Stock Exchange. As of December 31, 2023 and 2022, there is a non-controlling interest in CHP of 10.14% and 22.10%, respectively, of its ordinary shares (note 21.4).
[2]	Until June 2023, after the conclusion of a tender offer and delisting process, Cemex Latam Holdings, S.A. (“CLH”), a company incorporated in Spain, traded its ordinary shares on the Colombian Stock Exchange. CLH is the indirect holding company of Cemex’s operations in Colombia, Panama, Guatemala and Nicaragua, and until August 31, 2022, of the operations in Costa Rica and El Salvador. As of December 31, 2023 and 2022, there was a non-controlling interest in CLH of 0.50% and 4.70% of its ordinary shares, respectively, excluding shares held in CLH’s treasury (note 21.4).
[3]	The shares of TCL trade on the Trinidad and Tobago Stock Exchange. As of December 31, 2023 and 2022, there was a non-controlling interest in TCL of 30.17% of its ordinary shares in both years (note 21.4).